Fair value measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Assets:
Investments in equity	$ 96,966	$ 82,050
Investments in equity securities recorded at cost	2,500	2,500
Fair value, recurring
Assets:
Investments in equity	94,466	79,550
Total assets	94,466	79,550
Level 1 | Fair value, recurring
Assets:
Investments in equity	0	0
Total assets	0	0
Level 2 | Fair value, recurring
Assets:
Investments in equity	0	0
Total assets	0	0
Level 3 | Fair value, recurring
Assets:
Investments in equity	0	0
Total assets	0	0
Investments Measured at Net Asset Value | Fair value, recurring
Assets:
Investments in equity	94,466	79,550
Total assets	$ 94,466	$ 79,550